Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.26%
Aerospace & Defense–2.20%
Textron, Inc.	218,747	$18,650,369
Air Freight & Logistics–3.60%
FedEx Corp.	99,313	30,528,816
Brewers–4.52%
Anheuser-Busch InBev S.A./N.V. (Belgium)	440,385	38,249,184
Diversified Banks–8.31%
Bank of America Corp.	278,095	17,227,985
Fifth Third Bancorp	292,727	16,539,076
Wells Fargo & Co.	424,185	36,670,793
		70,437,854
Electrical Components & Equipment–3.81%
Emerson Electric Co.	215,232	32,246,058
Footwear–2.86%
NIKE, Inc., Class B	581,230	24,243,103
Health Care Equipment–3.11%
Becton, Dickinson and Co.	158,981	26,330,433
Health Care Services–2.89%
CVS Health Corp.	234,214	24,458,968
Integrated Oil & Gas–3.32%
Chevron Corp.	143,070	28,160,468
Interactive Media & Services–2.87%
Meta Platforms, Inc., Class A	43,725	24,342,145
IT Consulting & Other Services–3.02%
Cognizant Technology Solutions Corp., Class A	462,816	25,616,866
Managed Health Care–2.92%
UnitedHealth Group, Inc.	59,788	24,776,147
Movies & Entertainment–2.98%
Walt Disney Co. (The)	262,364	25,236,793
Multi-Utilities–2.31%
Sempra	221,030	19,572,207
Oil & Gas Exploration & Production–7.55%
ConocoPhillips	252,014	30,362,647
Devon Energy Corp.	744,036	33,578,344
		63,940,991
Shares		Value
Paper & Plastic Packaging Products & Materials–3.86%
International Paper Co.	800,056	$32,666,286
Pharmaceuticals–8.89%
Merck & Co., Inc.	245,613	31,978,813
Sanofi S.A., ADR	494,107	21,286,130
Zoetis, Inc.	285,077	22,033,601
		75,298,544
Property & Casualty Insurance–3.03%
American International Group, Inc.	326,659	25,668,864
Regional Banks–4.35%
Huntington Bancshares, Inc.	2,160,920	36,822,077
Research & Consulting Services–3.59%
TransUnion	386,697	30,402,118
Restaurants–1.69%
Domino’s Pizza, Inc.	41,083	14,273,878
Semiconductors–3.88%
NXP Semiconductors N.V. (Netherlands)	143,540	32,893,626
Specialty Chemicals–3.22%
International Flavors & Fragrances, Inc.	344,273	27,273,307
Systems Software–3.90%
Microsoft Corp.	71,169	33,073,658
Technology Hardware, Storage & Peripherals–3.58%
Samsung Electronics Co. Ltd., GDR (South Korea)(b)	7,088	30,344,788
Total Common Stocks & Other Equity Interests (Cost $730,081,140)		815,507,548
Money Market Funds–3.62%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d)	10,722,383	10,722,383
Invesco Treasury Portfolio, Institutional Class, 3.63%(c)(d)	19,919,004	19,919,004
Total Money Market Funds (Cost $30,641,387)		30,641,387
TOTAL INVESTMENTS IN SECURITIES–99.88% (Cost $760,722,527)		846,148,935
OTHER ASSETS LESS LIABILITIES—0.12%		991,867
NET ASSETS–100.00%		$847,140,802
Investment Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented 3.58% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,568,332	$28,547,238	$(27,393,187)	$-	$-	$10,722,383	$95,295
Invesco Treasury Portfolio, Institutional Class	17,775,767	53,016,300	(50,873,063)	-	-	19,919,004	176,461
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,407,092	28,166,056	(35,573,148)	-	-	-	20,706*
Invesco Private Prime Fund	19,241,788	44,444,704	(63,690,546)	1,349	2,705	-	52,754*
Total	$53,992,979	$154,174,298	$(177,529,944)	$1,349	$2,705	$30,641,387	$345,216

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$746,913,576	$68,593,972	$—	$815,507,548
Money Market Funds	30,641,387	—	—	30,641,387
Total Investments	$777,554,963	$68,593,972	$—	$846,148,935
Invesco Comstock Select Fund